SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust
Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
DWS Government Cash Institutional Shares
Government Cash Managed Shares
Service Shares

Tax‐Exempt Portfolio
DWS Tax‐Exempt Cash Institutional Shares
DWS Tax‐Exempt Money Fund
DWS Tax‐Free Money Fund Class S
Service Shares

DWS Money Market Series
NY Tax Free Money Fund
Tax‐Exempt New York Money Market Fund

Investors Cash Trust
DWS Variable NAV Money Fund
Treasury Portfolio
DWS U.S. Treasury Money Fund Class S
Investment Class Shares
Premier Money Market Shares

Tax‐Exempt California Money Market Fund

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes will be renamed as follows:

Current Fund Name Current Class Name	New Fund Name New Class Name
Government & Agency Securities Portfolio: DWS Government & Agency Money Fund DWS Government Cash Institutional Shares	Government & Agency Securities Portfolio: Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares
Tax‐Exempt Portfolio: DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S	Tax‐Exempt Portfolio: Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S
DWS Money Market Series	Deutsche Money Market Series
DWS Variable NAV Money Fund	Deutsche Variable NAV Money Fund
Treasury Portfolio: DWS U.S. Treasury Money Fund Class S	Treasury Portfolio: Deutsche U.S. Treasury Money Fund Class S

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

Please Retain This Supplement for Future Reference

June 4, 2014
PROSTKR-392